EMPLOYEE BENEFIT PLANS - Other long term benefits (Details) - Other long term benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Discount rate	11.00%	11.75%
Inflation rate	5.40%	6.35%
Actuarial gain (loss) from changes in financial assumptions	$ 8,394
Defined benefit obligation at present value
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	543,210	$ 446,473
Current service cost	57,653	48,790
Interest cost	56,157	54,878
Benefits paid	(62,762)	(55,257)
Net actuarial loss / (gain) due to changes in assumptions	(8,083)	38,497
Net actuarial loss / (gain) due to plan experience	(11,655)	18,721
Foreign currency translation effect	6,648	(8,892)
Defined obligation, unfunded as of December 31	$ 581,168	$ 543,210